FILED: NEW YORK COUNTY CLERK 02/06/2024 04:52 PM	INDEX NO. 654908/2023
NYSCEF DOC. NO. 92	RECEIVED NYSCEF: 02/06/2024

SUPREME COURT OF THE STATE OF NEW YORK

COUNTY OF NEW YORK: COMMERCIAL DIVISION

FRED ALGER MANAGEMENT, LLC;
ALGER 35 FUND; ALGER DYNAMIC
RETURN FUND; ALGER HEALTH
SCIENCES FUND; ALGER DYNAMIC
OPPORTUNITIES FUND; ALGER LIFE
SCIENCES INNOVATION FUND; ALGER
SICAV – ALGER DYNAMIC
OPPORTUNITIES FUND; ALGER	Index No. 654908/2023
SICAV – ALGER SMALL CAP FOCUS
FUND; ALGER SICAV – ALGER	Hon. Margaret A. Chan
WEATHERBIE SPECIALIZED GROWTH	Part 49
FUND; ALGER SMALL CAP FOCUS FUND;
ALGER SMALL CAP GROWTH FUND;
ALGER SMALL CAP GROWTH
INSTITUTIONAL FUND; ALGER SMALL
CAP GROWTH PORTFOLIO; ALGER
WEATHERBIE SPECIALIZED GROWTH
FUND; REDMILE GROUP, LLC; RAF, L.P.;
REDMILE BIOPHARMA INVESTMENTS
III, L.P.; and REDMILE STRATEGIC	STIPULATION OF DISCONTINUANCE
TRADING SUB, LTD.;
Plaintiffs,
v.
IMPULSE DYNAMICS PLC; SHLOMO
BEN-HAIM; HERON HO; RAY YANG;
JAMES TOBIN; JOSEPH CAPPER; DANIEL
SCAVILLA; ANTONY OWERS; SHLOMI
NACHMAN; JOHN LIDDICOAT; HOBART
HEALTHCARE INVESTMENT LIMITED;
IMPULSE DYNAMICS BV; TEODORO 29
CORP; CLIFORD INVESTMENT LIMITED;
CSI CAPRICORNUS LIMITED;
WARMLIGHT LIMITED; and RIGHT
DIRECT INVESTMENTS LIMITED;
Defendants.

IT IS HEREBY STIPULATED AND AGREED, by and through the undersigned attorneys for the respective parties hereto, that all claims asserted in the above-captioned action are hereby dismissed, and this action is hereby discontinued, with prejudice and with each party bearing its own costs and attorney’s fees.

FILED: NEW YORK COUNTY CLERK 02/06/2024 04:52 PM	INDEX NO. 654908/2023
NYSCEF DOC. NO. 92	RECEIVED NYSCEF: 02/06/2024
Dated: February 6, 2024
SKADDEN, ARPS, SLATE,	CLARICK GUERON REISBAUM LLP
MEAGHER & FLOM LLP
By: /s/ Robert A. Fumerton	By: /s/ Isaac B. Zaur
Robert A. Fumerton	Isaac B. Zaur
One Manhattan West	David C. Kimball-Stanley
New York, NY 10001	Nora Niedzielski Eichner
Phone: (212) 735-3000	220 Fifth Avenue, 14th Floor
robert.fumerton@skadden.com	New York, NY 10001
Phone: (212) 633-4310
Attorneys for Defendant
Impulse Dynamics plc	ROLNICK KRAMER SADIGHI LLP

By: /s/ Jeffrey Ritholtz Marc B. Kramer Steven M. Hecht Jeffrey Ritholtz

1251 Avenue of the Americas New York, NY 10020 Phone: (212) 597-2800

Attorneys for Plaintiffs